UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03466

Fidelity Hanover Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Debt Central Fund

September 30, 2014

1.926211.103

EMC-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.3%
		Principal Amount (d)	Value
Argentina - 3.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		$ 537,200	$ 565,403
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		132,225	139,497
City of Buenos Aires 9.95% 3/1/17 (f)		500,000	500,500
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		215,000	156,950
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		35,000	37,975
Pan American Energy LLC 7.875% 5/7/21 (f)		200,000	209,000
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		765,341	757,688
YPF SA:
8.75% 4/4/24 (f)		520,000	530,400
8.875% 12/19/18 (f)		740,000	762,200
TOTAL ARGENTINA			3,659,613
Bailiwick of Jersey - 0.5%
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		650,000	624,000
Bangladesh - 0.3%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		400,000	421,000
Bermuda - 0.6%
Digicel Group Ltd. 8.25% 9/1/17 (f)		555,000	565,434
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		200,000	202,000
TOTAL BERMUDA			767,434
Brazil - 0.5%
Banco Daycoval SA 5.75% 3/19/19 (f)		150,000	155,913
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		200,000	208,500
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		175,000	182,875
TOTAL BRAZIL			547,288
British Virgin Islands - 0.9%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	1,350,000	515,678
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		600,000	534,000
TOTAL BRITISH VIRGIN ISLANDS			1,049,678
Canada - 0.5%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		520,000	565,500
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		420,000	0
TOTAL CANADA			565,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Cayman Islands - 1.4%
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		$ 240,000	$ 242,597
6.875% 1/20/40		610,000	630,032
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		849,000	871,286
TOTAL CAYMAN ISLANDS			1,743,915
Georgia - 0.9%
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		400,000	424,704
7.75% 7/5/17 (Reg. S)		200,000	212,352
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		200,000	210,470
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	224,500
TOTAL GEORGIA			1,072,026
Indonesia - 2.0%
PT Adaro Indonesia 7.625% 10/22/19 (f)		625,000	650,625
PT Pertamina Persero:
4.3% 5/20/23 (f)		200,000	189,500
4.875% 5/3/22 (f)		200,000	200,200
5.25% 5/23/21 (f)		235,000	243,519
5.625% 5/20/43 (f)		200,000	182,000
5.625% 5/20/43 (Reg. S)		400,000	364,000
6% 5/3/42 (f)		200,000	191,500
6.5% 5/27/41 (f)		400,000	409,000
TOTAL INDONESIA			2,430,344
Ireland - 1.7%
MTS International Funding Ltd. 8.625% 6/22/20 (f)		825,000	874,500
Sibur Securities Ltd. 3.914% 1/31/18 (f)		200,000	183,000
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		920,000	943,000
TOTAL IRELAND			2,000,500
Kazakhstan - 0.8%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		200,000	189,880
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		200,000	189,540
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (f)		175,000	204,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Kazakhstan - continued
KazMunaiGaz National Co. 5.75% 4/30/43 (f)		$ 200,000	$ 187,240
Zhaikmunai International BV 7.125% 11/13/19 (f)		130,000	136,175
TOTAL KAZAKHSTAN			907,585
Korea (South) - 0.1%
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	7,100,000	112,622
Luxembourg - 2.7%
Alrosa Finance SA 7.75% 11/3/20 (f)		200,000	204,750
Aquarius Investments Luxemburg 8.25% 2/18/16		200,000	208,000
EVRAZ Group SA:
6.5% 4/22/20 (f)		400,000	367,528
9.5% 4/24/18 (Reg. S)		650,000	677,625
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		240,000	250,824
RSHB Capital SA 6% 6/3/21 (f)(h)		200,000	187,000
SB Capital SA 5.5% 2/26/24 (f)(h)		650,000	586,625
TMK Capital SA 7.75% 1/27/18		800,000	800,000
TOTAL LUXEMBOURG			3,282,352
Mexico - 6.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	4,500,000	330,365
Comision Federal de Electricid 5.75% 2/14/42 (f)		200,000	211,500
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		200,000	214,000
Pemex Project Funding Master Trust:
6.625% 6/15/35		920,000	1,067,660
6.625% 6/15/38		25,000	28,938
Petroleos Mexicanos:
3.5% 1/30/23		380,000	364,040
4.875% 1/24/22		260,000	276,250
4.875% 1/18/24		180,000	188,820
4.875% 1/18/24 (f)		10,000	10,490
5.5% 1/21/21		405,000	445,703
5.5% 6/27/44		490,000	499,898
6.375% 1/23/45 (f)		830,000	938,564
6.5% 6/2/41		795,000	919,577
6.625% (f)(g)		1,380,000	1,411,050
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		600,000	630,000
TOTAL MEXICO			7,536,855
Netherlands - 3.8%
GTB Finance BV 6% 11/8/18 (f)		800,000	800,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Netherlands - continued
HSBK BV:
7.25% 5/3/17 (f)		$ 200,000	$ 212,500
7.25% 5/3/17 (Reg. S)		100,000	106,250
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		150,000	159,405
Majapahit Holding BV 7.75% 1/20/20 (f)		120,000	138,900
Metinvest BV 10.25% 5/20/15 (f)		1,125,000	860,850
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		200,000	200,760
Nord Gold NV 6.375% 5/7/18 (f)		600,000	576,000
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		430,000	432,150
Petrobras Global Finance BV 2.3736% 1/15/19 (h)		435,000	434,870
VimpelCom Holdings BV:
9% 2/13/18 (f)	RUB	5,000,000	118,813
9% 2/13/18 (Reg S.)	RUB	20,000,000	475,250
TOTAL NETHERLANDS			4,515,748
Nigeria - 0.4%
Zenith Bank PLC 6.25% 4/22/19 (f)		500,000	500,000
Paraguay - 0.3%
BBVA Paraguay SA 9.75% 2/11/16 (f)		375,000	398,902
Philippines - 0.4%
Development Bank of Philippines 8.375% (g)(h)		485,000	523,897
Turkey - 1.3%
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		400,000	408,000
6.25% 4/30/19 (f)		520,000	540,956
Yapi ve Kredi Bankasi A/S:
5.25% 12/3/18 (f)		200,000	203,700
6.75% 2/8/17 (f)		400,000	425,920
TOTAL TURKEY			1,578,576
United Kingdom - 1.5%
Afren PLC:
6.625% 12/9/20 (f)		200,000	190,500
10.25% 4/8/19 (Reg. S)		400,000	428,000
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		925,000	770,063
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		400,000	363,000
TOTAL UNITED KINGDOM			1,751,563
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - 0.5%
Southern Copper Corp.:
6.75% 4/16/40		$ 175,000	$ 194,544
7.5% 7/27/35		350,000	417,295
TOTAL UNITED STATES OF AMERICA			611,839
Venezuela - 4.9%
Petroleos de Venezuela SA:
4.9% 10/28/14		1,125,000	1,102,500
6% 5/16/24 (f)		180,000	97,119
6% 11/15/26 (f)		390,000	202,800
8.5% 11/2/17 (f)		3,440,000	2,709,000
8.5% 11/2/17 (Reg. S)		240,000	189,000
9% 11/17/21 (Reg. S)		240,000	160,200
9.75% 5/17/35 (f)		1,170,000	742,950
12.75% 2/17/22 (f)		805,000	671,169
TOTAL VENEZUELA			5,874,738
TOTAL NONCONVERTIBLE BONDS (Cost $43,111,795)			42,475,975
Government Obligations - 57.1%

Argentina - 4.8%
Argentine Republic:
7% 10/3/15		3,250,000	3,022,491
7% 4/17/17		1,445,000	1,243,021
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		750,000	676,875
City of Buenos Aires 12.5% 4/6/15 (f)		125,000	125,000
Provincia de Cordoba 12.375% 8/17/17 (f)		450,000	414,000
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		246,000	241,695
TOTAL ARGENTINA			5,723,082
Armenia - 0.5%
Republic of Armenia 6% 9/30/20 (f)		600,000	621,000
Aruba - 0.2%
Aruba Government 4.625% 9/14/23 (f)		200,000	201,000
Government Obligations - continued
		Principal Amount (d)	Value
Azerbaijan - 0.3%
Azerbaijan Republic 4.75% 3/18/24 (f)		$ 200,000	$ 204,000
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		200,000	196,800
TOTAL AZERBAIJAN			400,800
Belarus - 1.8%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		1,360,000	1,387,472
8.95% 1/26/18		700,000	744,625
TOTAL BELARUS			2,132,097
Bolivia - 0.4%
Plurinational State of Bolivia 5.95% 8/22/23 (f)		400,000	428,000
Brazil - 3.2%
Brazilian Federative Republic:
4.25% 1/7/25		200,000	198,000
5% 1/27/45		210,000	197,400
5.625% 1/7/41		990,000	1,022,175
7.125% 1/20/37		840,000	1,031,100
8.25% 1/20/34		715,000	959,888
12.25% 3/6/30		240,000	441,600
TOTAL BRAZIL			3,850,163
Colombia - 1.6%
Colombian Republic:
5.625% 2/26/44		200,000	220,000
6.125% 1/18/41		315,000	368,235
7.375% 9/18/37		375,000	500,625
10.375% 1/28/33		575,000	894,125
TOTAL COLOMBIA			1,982,985
Congo - 0.8%
Congo Republic 3.5% 6/30/29 (e)		1,053,740	962,971
Costa Rica - 0.5%
Costa Rican Republic:
4.25% 1/26/23 (f)		200,000	184,500
4.375% 4/30/25 (f)		200,000	181,000
7% 4/4/44 (f)		200,000	201,000
TOTAL COSTA RICA			566,500
Government Obligations - continued
		Principal Amount (d)	Value
Croatia - 1.5%
Croatia Republic:
5.5% 4/4/23 (f)		$ 200,000	$ 206,000
6% 1/26/24 (f)		400,000	426,500
6.25% 4/27/17 (f)		355,000	377,188
6.375% 3/24/21 (f)		250,000	271,250
6.625% 7/14/20 (f)		175,000	192,500
6.75% 11/5/19 (f)		300,000	330,750
TOTAL CROATIA			1,804,188
Dominican Republic - 1.3%
Dominican Republic:
1.1344% 8/30/24 (h)		500,000	440,000
5.875% 4/18/24 (f)		150,000	154,500
7.45% 4/30/44 (f)		555,000	596,625
7.5% 5/6/21 (f)		325,000	365,625
9.04% 1/23/18 (f)		888	964
TOTAL DOMINICAN REPUBLIC			1,557,714
El Salvador - 0.3%
El Salvador Republic:
7.65% 6/15/35 (Reg. S)		275,000	292,188
8.25% 4/10/32 (Reg. S)		100,000	115,250
TOTAL EL SALVADOR			407,438
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (f)		200,000	223,000
Hungary - 1.2%
Hungarian Republic:
4.125% 2/19/18		368,000	380,192
5.375% 3/25/24		116,000	122,380
5.75% 11/22/23		291,000	315,371
7.625% 3/29/41		502,000	640,050
TOTAL HUNGARY			1,457,993
Indonesia - 4.4%
Indonesian Republic:
3.375% 4/15/23 (f)		200,000	186,000
4.875% 5/5/21 (f)		500,000	520,000
5.25% 1/17/42 (f)		200,000	192,750
5.375% 10/17/23		200,000	213,500
5.875% 3/13/20 (f)		400,000	438,500
6.625% 2/17/37 (f)		375,000	423,750
Government Obligations - continued
		Principal Amount (d)	Value
Indonesia - continued
Indonesian Republic: - continued
6.75% 1/15/44 (f)		$ 400,000	$ 468,000
6.875% 1/17/18 (f)		250,000	281,563
7.75% 1/17/38 (f)		855,000	1,085,850
7.875% 4/15/19	IDR	3,833,000,000	309,849
8.5% 10/12/35 (Reg. S)		775,000	1,046,250
11.625% 3/4/19 (f)		140,000	186,200
TOTAL INDONESIA			5,352,212
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		800,000	716,000
Ivory Coast - 0.4%
Ivory Coast 7.7743% 12/31/32		550,000	524,563
Lebanon - 1.3%
Lebanese Republic:
4% 12/31/17		553,000	550,235
4.75% 11/2/16		155,000	157,325
5.15% 11/12/18		250,000	251,875
5.45% 11/28/19		330,000	332,954
6.375% 3/9/20		230,000	240,350
TOTAL LEBANON			1,532,739
Mexico - 2.9%
United Mexican States:
4.75% 3/8/44		824,000	817,820
5.55% 1/21/45		115,000	127,765
6.05% 1/11/40		876,000	1,033,680
6.75% 9/27/34		695,000	882,650
7.5% 4/8/33		230,000	314,525
8.3% 8/15/31		190,000	279,775
TOTAL MEXICO			3,456,215
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (f)		200,000	198,540
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	269,575
Government Obligations - continued
		Principal Amount (d)	Value
Nigeria - 0.3%
Central Bank of Nigeria warrants 11/15/20 (a)(i)		$ 250	$ 42,006
Republic of Nigeria 13.05% 8/16/16	NGN	60,635,000	376,244
TOTAL NIGERIA			418,250
Pakistan - 1.3%
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		675,000	683,573
7.25% 4/15/19 (f)		640,000	645,600
8.25% 4/15/24 (f)		200,000	200,000
TOTAL PAKISTAN			1,529,173
Panama - 0.5%
Panamanian Republic:
6.7% 1/26/36		150,000	184,125
8.875% 9/30/27		100,000	142,500
9.375% 4/1/29		170,000	252,025
TOTAL PANAMA			578,650
Peru - 1.0%
Peruvian Republic:
4% 3/7/27 (e)		380,000	380,000
8.75% 11/21/33		520,000	790,400
TOTAL PERU			1,170,400
Philippines - 1.5%
Philippine Republic:
7.75% 1/14/31		420,000	583,800
9.5% 2/2/30		450,000	702,000
10.625% 3/16/25		335,000	525,950
TOTAL PHILIPPINES			1,811,750
Romania - 0.6%
Romanian Republic:
4.375% 8/22/23 (f)		208,000	212,732
6.125% 1/22/44 (f)		228,000	261,992
6.75% 2/7/22 (f)		254,000	300,355
TOTAL ROMANIA			775,079
Russia - 4.5%
Russian Federation:
5.875% 9/16/43 (f)		1,200,000	1,224,000
Government Obligations - continued
		Principal Amount (d)	Value
Russia - continued
Russian Federation: - continued
7.5% 3/31/30 (Reg. S)		$ 1,601,475	$ 1,794,020
12.75% 6/24/28 (Reg. S)		1,490,000	2,447,325
TOTAL RUSSIA			5,465,345
Serbia - 1.1%
Republic of Serbia:
5.25% 11/21/17 (f)		400,000	411,000
5.875% 12/3/18 (f)		200,000	208,500
6.75% 11/1/24 (f)		333,424	335,925
6.75% 11/1/24 (Reg. S)		90,115	90,790
7.25% 9/28/21 (f)		200,000	223,126
TOTAL SERBIA			1,269,341
South Africa - 0.2%
South African Republic 5.875% 9/16/25		200,000	220,000
Sri Lanka - 1.3%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (f)		200,000	203,000
5.875% 7/25/22 (f)		400,000	412,000
6% 1/14/19 (f)		200,000	211,000
6.25% 10/4/20 (f)		375,000	396,563
6.25% 7/27/21 (f)		250,000	262,500
7.4% 1/22/15 (f)		125,000	126,750
TOTAL SRI LANKA			1,611,813
Tanzania - 0.2%
United Republic of Tanzania 6.3289% 3/9/20 (h)		200,000	215,500
Turkey - 5.3%
Turkish Republic:
5.125% 3/25/22		220,000	226,380
5.625% 3/30/21		425,000	451,563
6.25% 9/26/22		405,000	445,500
6.75% 4/3/18		450,000	498,375
6.75% 5/30/40		400,000	453,600
6.875% 3/17/36		835,000	957,161
7% 3/11/19		300,000	336,000
7.25% 3/5/38		545,000	654,681
7.375% 2/5/25		750,000	890,625
7.5% 11/7/19		630,000	723,870
Government Obligations - continued
		Principal Amount (d)	Value
Turkey - continued
Turkish Republic: - continued
8% 2/14/34		$ 140,000	$ 179,550
11.875% 1/15/30		315,000	529,988
TOTAL TURKEY			6,347,293
Ukraine - 0.8%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		200,000	161,040
Ukraine Government:
6.875% 9/23/15 (Reg. S)		150,000	134,625
7.75% 9/23/20 (f)		175,000	149,660
9.25% 7/24/17 (f)		600,000	526,500
TOTAL UKRAINE			971,825
United States of America - 0.5%
U.S. Treasury Bonds 3.625% 8/15/43		609,000	658,291
Uruguay - 0.7%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		650,000	870,999
Venezuela - 7.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		5,800	127,600
5.75% 2/26/16 (Reg S.)		2,810,000	2,395,525
7% 3/31/38		175,000	99,313
8.5% 10/8/14		1,870,000	1,845,690
9% 5/7/23 (Reg. S)		1,210,000	816,750
9.25% 9/15/27		380,000	261,250
9.25% 5/7/28 (Reg. S)		420,000	276,150
9.375% 1/13/34		375,000	247,500
11.75% 10/21/26 (Reg. S)		755,000	583,615
11.95% 8/5/31 (Reg. S)		1,460,000	1,120,550
12.75% 8/23/22		1,115,000	928,238
13.625% 8/15/18		355,000	324,293
TOTAL VENEZUELA			9,026,474
Vietnam - 1.0%
Vietnamese Socialist Republic:
1.1434% 3/12/16 (h)		110,870	102,277
4% 3/12/28 (e)		1,026,667	935,550
6.875% 1/15/16 (f)		175,000	185,281
TOTAL VIETNAM			1,223,108
Government Obligations - continued
		Principal Amount (d)	Value
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (f)		$ 200,000	$ 191,000
TOTAL GOVERNMENT OBLIGATIONS (Cost $68,107,258)			68,723,066
Supranational Obligations - 0.4%

European Bank for Reconstruction & Development 6.2% 6/27/15	INR	10,700,000	172,341
Inter-American Development Bank 4.75% 10/25/15 (Reg. S)	INR	11,000,000	173,590
International Finance Corp. 7.75% 12/3/16	INR	7,000,000	115,489
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $480,219)			461,420
Sovereign Loan Participations - 0.5%

Indonesia - 0.5%
Indonesian Republic loan participation:
Goldman Sachs 1.1875% 12/14/19 (h)		541,667	530,833
Mizuho 1.1875% 12/14/19 (h)		151,293	148,267
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $666,711)			679,100
Preferred Securities - 2.2%

Brazil - 0.4%
Cosan Overseas Ltd. 8.25% (g)		160,000	166,845
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)		300,000	313,094
TOTAL BRAZIL			479,939
British Virgin Islands - 0.2%
Magnesita Finance Ltd. 8.625% (f)(g)		200,000	203,125
Cayman Islands - 1.1%
CSN Islands XII Corp. 7% (Reg. S) (g)		550,000	501,346
Odebrecht Finance Ltd. 7.5% (f)(g)		850,000	861,477
TOTAL CAYMAN ISLANDS			1,362,823
Preferred Securities - continued
		Principal Amount	Value
Mexico - 0.5%
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		$ 550,000	$ 561,535
TOTAL PREFERRED SECURITIES (Cost $2,636,437)			2,607,422
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $3,544,183)	3,544,183	3,544,183
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $118,546,603)		118,491,166
NET OTHER ASSETS (LIABILITIES) - 1.6%		1,889,396
NET ASSETS - 100%		$ 120,380,562
Currency Abbreviations
BRL	-	Brazilian real
IDR	-	Indonesian rupiah
INR	-	Indian rupee
MXN	-	Mexican peso
NGN	-	Nigerian naira
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,325,338 or 39.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,373
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 42,475,975	$ -	$ 42,475,975	$ -
Government Obligations	68,723,066	-	68,343,066	380,000
Supranational Obligations	461,420	-	461,420	-
Sovereign Loan Participations	679,100	-	-	679,100
Preferred Securities	2,607,422	-	2,607,422	-
Money Market Funds	3,544,183	3,544,183	-	-
Total Investments in Securities:	$ 118,491,166	$ 3,544,183	$ 113,887,883	$ 1,059,100
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $117,473,161. Net unrealized appreciation aggregated $1,018,005, of which $3,683,800 related to appreciated investment securities and $2,665,795 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations, and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2014